Fair Value of Financial Instruments	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Fair Value of Financial Instruments [Text Block]	11. Fair Value of Financial Instruments

At September 30, 2013, the Company did not have any forward contracts to sell silver or copper.

The carrying values of cash and cash equivalents, accounts receivable, restricted cash, and accounts payable and accrued liabilities approximate fair value due to their short time to maturity or ability to immediately convert them to cash in the normal course. The carrying value of concentrate settlement payable or receivable are marked to market each month using quoted forward prices as at the last trading day of each month, and accordingly are recognized at fair value. The carrying values of capital lease obligations approximate fair market values as they are based on market rates of interest.

The Company classifies financial instruments recognized at fair value in accordance with a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value.
The three levels of the fair value hierarchy are described below:

Level 1	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2	Quoted prices in markets that are not active, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability; and

Level 3	Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The following table sets forth the Company’s financial assets and liabilities measured at fair value on a recurring basis by level within the fair value hierarchy. Assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

	Fair value at September 30, 2013
	Total	Level 1	Level 2	Level 3

Cash and cash equivalents	$7,385	$7,385	$-	$-
Short term investments	4,668	4,668	-	-
Available for sale securities	560	560	-	-
Concentrate receivable embedded derivative	27	-	27	-

	Fair value at December 31, 2012
	Total	Level 1	Level 2	Level 3

Cash and cash equivalents	$18,986	$18,986 $	-	$-
Short term investments	9,264	9,264	-	-
Available for sale securities	1,432	1,432	-	-
Concentrate receivable embedded derivative	(628)	-	(628)	-
Warrant derivatives liability	(93)	-	(93)	-

The Company’s cash and cash equivalent instruments are classified within Level 1 of the fair value hierarchy because they are valued using quoted market prices.

The Company’s short-term investments are available for liquidity needs and are classified as trading and recorded at market value. The short-term investments are classified within Level 1 of the fair value hierarchy because they are valued using quoted market prices.

The Company’s available for sale securities are valued using quoted market prices, and accordingly, are included in Level 1.

The Company’s concentrate receivable embedded derivative, which includes provisionally priced sales, are valued using pricing models and the Company generally uses similar models to value similar instruments. Where possible, the Company verifies the values produced by its pricing models to market prices. Valuation models require a variety of inputs, including contractual terms, market prices, and correlations of such inputs. Such instruments are typically classified within Level 2 of the fair value hierarchy.

The warrant derivative liability is valued using an option pricing model, which requires a variety of inputs. Such instruments are typically included in Level 2.

16. Fair Value of Financial Instruments

The carrying values of cash and cash equivalents, accounts receivable, restricted cash, and accounts payable and accrued liabilities approximate fair value due to their short time to maturity or ability to immediately convert them to cash in the normal course. The carrying value of concentrate settlement payable or receivable is marked to market each month using quoted forward prices as of the last trading day of each month, and accordingly are recognized at fair value. The carrying values of capital lease obligations approximate fair market values as they are based on market rates of interest.

The Company classifies financial instruments recognized at fair value in accordance with a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are described below:

Level 1	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2	Quoted prices in markets that are not active, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability; and

Level 3	Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The following table sets forth the Company’s financial assets and liabilities measured at fair value on a recurring basis by level within the fair value hierarchy. Assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

		Fair value at December 31, 2012
	Total	Level 1	Level 2	Level 3

Cash and cash equivalents	$18,986	$18,986	$-	$-
Short term investments	9,264	9,264	-	-
Available for sale securities	1,432	1,432	-	-
Concentrate sales contract	(628)	-	(628)	-
Warrant derivatives liability	(93)	-	(93)	-

	Fair value at December 31, 2011
	Total	Level 1	Level 2	Level 3

Cash and cash equivalents	$16,086	$16,086	$-	$-
Short term investments	9,066	9,066	-	-
Available for sale securities	2,540	2,540	-	-
Concentrate sales contract	(396)	-	(396)	-
Warrant derivatives liability	(1,170)	-	(1,170)	-

The Company’s cash and cash equivalent instruments are classified within Level 1 of the fair value hierarchy because they are valued using quoted market prices.

The Company’s short-term investments are valued at quoted market prices and available for liquidity needs and are classified as trading and recorded at market value. The short-term investments are classified within Level 1 of the fair value hierarchy because they are valued using quoted market prices.

The Company’s available for sale securities are valued using quoted market prices, and accordingly, are included in Level 1.

The Company’s concentrate receivable, which includes provisionally priced sales, are valued using pricing models and the Company generally uses similar models to value similar instruments. Where possible, the Company verifies the values produced by its pricing models to market prices. Valuation models require a variety of inputs, including contractual terms, market prices, and correlations of such inputs. Such instruments are typically classified within Level 2 of the fair value hierarchy.

The warrant derivative liability is valued using an option pricing model, which requires a variety of inputs as described in Note 7. Such instruments are typically included in Level 2.